Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 16.7%
$ 1,341,837
AmeriCredit Automobile Receivables
Trust, Series 2017-4, Class C, 2.600%,
9/18/23 .......................
$ 1,353,091
1,290,000
AmeriCredit Automobile Receivables
Trust, Series 2018-3, Class C, 3.740%,
10/18/24 .......................
1,336,898
815,000
AmeriCredit Automobile Receivables
Trust, Series 2019-1, Class B, 3.130%,
2/18/25 .......................
832,402
821,480
ARI Fleet Lease Trust, Series 2019-A,
Class A2A, 2.410%, 11/15/27(a) .....
828,557
770,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2017-1A, Class A, 3.070%,
9/20/23(a) .....................
791,045
1,387,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2017-2A, Class A, 2.970%,
3/20/24(a) .....................
1,439,527
1,800,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2019-1A, Class A, 3.450%,
3/20/23(a) .....................
1,828,818
603,019
Capital Auto Receivables Asset Trust,
Series 2017-1, Class C, 2.700%,
9/20/22(a) .....................
603,682
1,250,000
Capital One Prime Auto Receivables
Trust, Series 2019-2, Class A4, 1.960%,
2/18/25 .......................
1,280,815
300,000
CarMax Auto Owner Trust, Series 2017-3,
Class B, 2.440%, 2/15/23 ...........
301,288
1,110,000
CarMax Auto Owner Trust, Series 2020-3,
Class A4, 0.770%, 3/16/26 ..........
1,117,096
815,000
Carvana Auto Receivables Trust, Series
2021-P2, Class A3, 0.490%, 3/10/26 ...
813,805
198,085
Chesapeake Funding II, LLC, Series 2018-
1A, Class A1, 3.040%, 4/15/30(a) .....
198,344
694,359
Chesapeake Funding II, LLC, Series 2018-
2A, Class A1, 3.230%, 8/15/30(a) .....
699,873
517,004
Chesapeake Funding II, LLC, Series 2018-
3A, Class A1, 3.390%, 1/15/31(a) .....
527,695
413,611
Chesapeake Funding II, LLC, Series 2019-
1A, Class A1, 2.940%, 4/15/31(a) .....
417,200
694,858
Chesapeake Funding II, LLC, Series 2020-
1A, Class A1, 0.870%, 8/16/32(a) .....
698,542
1,419,502
Chesapeake Funding II, LLC, Series 2021-
1A, Class A1, 0.470%, 4/15/33(a) .....
1,418,979
9,714
Citicorp Residential Mortgage Trust,
STEP, Series 2007-2, Class A6, 4.948%,
6/25/37 .......................
9,817
597,966
Citigroup Mortgage Loan Trust, Inc., Series
2005-HE1, Class M3, 0.742%, (LIBOR
USD 1-Month plus 0.65%), 5/25/35(b) .
597,614
2,966,000
Enterprise Fleet Financing, LLC, Series
2019-1, Class A3, 3.070%, 10/20/24(a) .
3,055,488
1,500,000
Enterprise Fleet Funding, LLC, Series
2021-1, Class A3, 0.700%, 12/21/26(a) .
1,496,654
2,100,000
Ford Credit Auto Owner Trust, Series
2017-1, Class A, 2.620%, 8/15/28(a) ...
2,131,466
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 1,146,000
Ford Credit Auto Owner Trust, Series
2017-2, Class A, 2.360%, 3/15/29(a) ...
$ 1,163,024
1,165,000
GreatAmerica Leasing Receivables
Funding, LLC, Series 2020-1, Class A3,
1.760%, 8/15/23(a) ...............
1,180,872
1,490,000
Hertz Vehicle Financing, LLC, Series
2021-1A, Class A, 1.210%, 12/26/25(a)
1,489,195
2,598,000
Santander Drive Auto Receivables Trust,
Series 2020-2, Class B, 0.960%,
11/15/24 .......................
2,610,590
2,000,000
Santander Drive Auto Receivables Trust,
Series 2020-3, Class B, 0.690%, 3/17/25
2,005,778
123,135
Sofi Professional Loan Program, LLC,
Series 2016-B, Class A1, 1.292%,
(LIBOR USD 1-Month plus 1.20%),
6/25/33(a)(b) ...................
123,897
26,374
Sofi Professional Loan Program, LLC,
Series 2016-E, Class A1, 0.942%,
(LIBOR USD 1-Month plus 0.85%),
7/25/39(a)(b) ...................
26,420
280,526
SoFi Professio nal Loan Program Trust,
Series 2020-A, Class A1FX, 2.060%,
5/15/46(a) .....................
281,615
1,250,000
Wheels SPV 2, LLC, Series 2019-1A,
Class A3, 2.350%, 5/22/28(a) ........
1,277,122
Total Asset Backed Securities
(Cost $33,583,247) ............... 33,937,209
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
49,518
Alternative Loan Trust, Series 2004-22CB,
Class 1A1, 6.000%, 10/25/34 ........
51,051
124,280
Banc of America Funding Trust, Series
2004-C, Class 4A3, 0.993%, (LIBOR
USD 1-Month plus 0.90%), 12/20/34(b)
124,742
218,066
Fannie Mae, Series 2012-152, Class PC,
1.750%, 8/25/42 .................
222,209
870,287
Fannie Mae, Series 2013-35, Class CB,
2.000%, 2/25/43 .................
900,178
77,636
Fannie Mae, Series 2013-72, Class NA,
2.500%, 8/25/42 .................
80,588
442,274
Fannie Mae, Series 2016-100, Class DA,
3.000%, 2/25/43 .................
457,103
10,259
Galton Funding Mortgage Trust, Series
2018-1, Class A43, 3.500%, 11/25/57(a)
(c) ...........................
10,275
90,111
Galton Funding Mortgage Trust, Series
2018-2, Class A41, 4.500%, 10/25/58(a)
(c) ...........................
90,433
19,204
Galton Funding Mortgage Trust, Series
2019-1, Class A41, 4.500%, 2/25/59(a)
(c) ...........................
19,189
Total Collateralized Mortgage Obligations
(Cost $1,907,759) ................ 1,955,768

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 5.6%
$ 1,513,652
COMM 2012-CCRE1 Mortgage Trust,
Series 2012-CR1, Class A3, 3.391%,
5/15/45 .......................
$ 1,535,147
1,623,000
COMM 2012-CCRE2 Mortgage Trust,
Series 2012-CR2, Class A4, 3.147%,
8/15/45 .......................
1,653,830
454,000
COMM 2013-CCRE11 Mortgage Trust,
Series 2013-CR11, Class A4, 4.258%,
8/10/50 .......................
486,985
37,738
COMM 2014-CCRE15 Mortgage Trust,
Series 2014-CR15, Class A2, 2.928%,
2/10/47 .......................
37,533
76,303
GS Mortgage Securities Trust, Series 2010-
C1, Class A2, 4.592%, 8/10/43(a) .....
76,303
300,000
GS Mortgage Securities Trust, Series 2010-
C1, Class B, 5.148%, 8/10/43(a) ......
301,504
444,909
GS Mortgage Securities Trust, Series 2014-
GC24, Class AAB, 3.650%, 9/10/47 ...
464,060
1,800,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2014-C20, Class
A5, 3.805%, 7/15/47 ..............
1,931,025
1,500,000
Morgan Stanley Capital I Trust, Series
2016-BNK2, Class A2, 2.454%,
11/15/49 .......................
1,505,531
1,247,461
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class A4,
3.091%, 8/10/49 .................
1,275,604
966
WFRBS Commercial Mortgage Trust,
Series 2011-C4, Class A4, 4.902%,
6/15/44(a)(c) ...................
966
352,591
WFRBS Commercial Mortgage Trust,
Series 2011-C5, Class A4, 3.667%,
11/15/44 .......................
353,238
1,700,000
WFRBS Commercial Mortgage Trust,
Series 2012-C7, Class A2, 3.431%,
6/15/45 .......................
1,727,028
Total Commercial Mortgage-Backed
Securities
(Cost $11,377,163) ............... 11,348,754
CORPORATE BONDS — 65.2%
Automobiles — 4.3%
1,000,000
American Honda Finance Corp., MTN,
0.875%, 7/7/23 .................. 1,008,890
1,250,000
BMW U.S. Capital, LLC, 3.150%,
4/18/24(a) ..................... 1,333,323
725,000
Daimler Finance North America, LLC,
0.750%, 3/1/24(a) ................ 726,639
900,000
Ford Motor Credit Co., LLC, 3.350%,
11/1/22 ....................... 922,410
1,100,000
General Motors Financial Co., Inc.,
1.700%, 8/18/23 ................. 1,122,565
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Automobiles — (continued)
$ 900,000
Hyundai Capital America, 0.800%,
1/8/24(a) ...................... $ 896,140
1,200,000
Toyota Industries Corp., 3.110%,
3/12/22(a) ..................... 1,221,185
500,000
Toyota Motor Corp., 0.681%, 3/25/24 ... 500,690
840,000
Toyota Motor Credit Corp., MTN, 2.900%,
3/30/23 ....................... 877,289
8,609,131
Banks — 16.4%
1,500,000
Bank of America Corp., MTN, 0.981%,
(SOFR plus 0.91%), 9/25/25(d) ...... 1,498,972
1,325,000
Bank of Montreal, 0.450%, 12/8/23 ..... 1,329,705
825,000
Barclays PLC, 4.610%, (LIBOR USD
3-Month plus 1.40%), 2/15/23(d) ..... 845,945
1,250,000
BNP Paribas SA, 3.800%, 1/10/24(a) .... 1,340,743
950,000
BPCE SA, 4.000%, 4/15/24 .......... 1,036,791
800,000
Citigroup, Inc., 1.565%, (LIBOR USD
3-Month plus 1.43%), 9/1/23(b) ...... 811,293
1,000,000
Citigroup, Inc., 3.352%, (LIBOR USD
3-Month plus 0.90%), 4/24/25(d) ..... 1,065,630
1,075,000
Citizens Bank N.A., BKNT, 0.951%,
(LIBOR USD 3-Month plus 0.81%),
5/26/22(b) ..................... 1,081,794
1,350,000
Cooperatieve Rabobank UA, 0.375%,
1/12/24 ....................... 1,344,491
400,000
Credit Suisse AG, 0.495%, 2/2/24 ...... 398,378
1,155,000
Credit Suisse AG, MTN, 3.625%, 9/9/24 . 1,255,111
1,800,000
Goldman Sachs Group, Inc. (The), 4.000%,
3/3/24 ........................ 1,955,160
1,000,000
Huntington National Bank (The), BKNT,
3.550%, 10/6/23 ................. 1,066,252
491,000
JP Morgan Chase & Co., Series I, 3.656%,
(LIBOR USD 3-Month plus 3.47%)(c)(e) 492,227
900,000
JPMorgan Chase & Co., 3.559%, (LIBOR
USD 3-Month plus 0.73%), 4/23/24(d) . 948,999
1,200,000
KeyBank N.A., BKNT, 1.250%, 3/10/23 . 1,217,528
1,000,000
Lloyds Banking Group PLC, 2.907%,
(LIBOR USD 3-Month plus 0.81%),
11/7/23(d) ..................... 1,031,071
1,450,000
Mitsubishi UFJ Financial Group, Inc.,
0.848%, (1-Year Treasury Constant
Maturity plus 0.68%), 9/15/24(c) ..... 1,457,486
1,150,000
Morgan Stanley, Series F, 3.875%, 4/29/24 1,250,918
625,000
National Securities Clearing Corp.,
1.200%, 4/23/23(a) ............... 634,727
1,000,000
Nationwide Building Society, 2.000%,
1/27/23(a) ..................... 1,025,597
1,000,000
NatWest Markets PLC, 2.375%, 5/21/23(a) 1,034,700
400,000
Nordea Bank Abp, 1.000%, 6/9/23(a) .... 404,668
842,000
PNC Financial Services Group, Inc.
(The), Series O, 6.750%, (LIBOR USD
3-Month plus 3.68%)(d)(e) ......... 842,804
320,000
Royal Bank of Canada, MTN, 0.475%,
(SOFR plus 0.45%), 10/26/23(b) ..... 321,726

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 1,000,000
Skandinaviska Enskilda Banken AB,
0.550%, 9/1/23(a) ................ $ 999,890
1,325,000
Standard Chartered PLC, 0.991%, (1-Year
Treasury Constant Maturity plus 0.78%),
1/12/25(a)(c) ................... 1,320,831
1,000,000
Sumitomo Mitsui Financial Group, Inc.,
2.696%, 7/16/24 ................. 1,057,268
500,000
Sumitomo Mitsui Trust Bank, Ltd.,
0.800%, 9/12/23(a) ............... 503,039
1,000,000
Sumitomo Mitsui Trust Bank, Ltd.,
0.850%, 3/25/24(a) ............... 1,001,600
1,250,000
Svenska Handelsbanken AB, 0.625%,
6/30/23(a) ..................... 1,256,026
1,500,000
Wells Fargo & Co., MTN, 1.654%, (SOFR
plus 1.60%), 6/2/24(d) ............. 1,531,911
33,363,281
Capital Goods — 0.1%
285,000
Caterpillar Financial Services Corp., MTN,
0.450%, 9/14/23 ................. 285,510
Chemicals — 1.1%
1,054,000
NOVA Chemicals Corp., 4.875%, 6/1/24(a) 1,111,970
1,000,000
Tronox, Inc., 6.500%, 5/1/25(a) ........ 1,058,290
2,170,260
Commercial Services & Supplies — 0.4%
707,000
GFL Environmental, Inc., 4.250%,
6/1/25(a) ...................... 736,369
Construction Materials — 0.8%
929,000
Koppers, Inc., 6.000%, 2/15/25(a) ...... 958,728
575,000
Martin Marietta Materials, Inc., 4.250%,
7/2/24 ........................ 626,801
1,585,529
Diversified Financial Services — 8.3%
600,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.150%, 2/15/24 . 629,889
315,000
AIG Global Funding, 0.650%, 6/17/24(a) . 314,127
650,000
AIG Global Funding, 0.800%, 7/7/23(a) .. 654,321
1,010,000
Air Lease Corp., MTN, 0.700%, 2/15/24 . 1,006,471
1,335,000
Ally Financial, Inc., 1.450%, 10/2/23 .... 1,354,653
875,000
Avolon Holdings Funding, Ltd., 3.625%,
5/1/22(a) ...................... 895,187
875,000
Capital One Financial Corp., 3.750%,
4/24/24 ....................... 945,365
1,793,000
Carlyle Holdings Finance, LLC, 3.875%,
2/1/23(a) ...................... 1,880,148
1,500,000
Charles Schwab Corp. (The), 0.554%,
(SOFR plus 0.52%), 5/13/26(b) ...... 1,507,104
880,000
Element Fleet Management Corp., 1.600%,
4/6/24(a) ...................... 894,379
1,150,000
ERAC USA Finance, LLC, 3.850%,
11/15/24(a) ..................... 1,253,727
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
$ 640,000
Intercontinental Exchange, Inc., 0.700%,
6/15/23 ....................... $ 642,763
1,200,000
Jefferies Group, LLC, 5.125%, 1/20/23 .. 1,282,159
833,000
OneMain Finance Corp., 6.125%, 3/15/24 896,516
1,325,000
Owl Rock Capital Corp., 5.250%, 4/15/24 1,447,988
1,275,000
Penske Truck Leasing Co. Lp/PTL Finance
Corp., 2.700%, 3/14/23(a) .......... 1,316,116
16,920,913
Diversified Telecommunication Services — 1.4%
1,400,000
AT&T, Inc., 4.450%, 4/1/24 .......... 1,528,821
375,000
NTT Finance Corp., 0.583%, 3/1/24(a) .. 374,485
917,813
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC, 4.738%, 3/20/25(a) ........... 984,684
2,887,990
Electric Utilities — 5.1%
1,000,000
American Electric Power Co., Inc., Series I,
3.650%, 12/1/21 ................. 1,014,310
1,000,000
Baltimore Gas & Electric Co., 2.800%,
8/15/22 ....................... 1,021,144
498,000
CenterPoint Energy, Inc., 3.850%, 2/1/24 . 534,944
1,200,000
CMS Energy Corp., 3.875%, 3/1/24 ..... 1,286,920
1,250,000
Dominion Energy, Inc., 2.450%, 1/15/23(a) 1,286,887
760,000
Entergy Louisiana, LLC, 0.620%, 11/17/23 761,129
960,000
Korea East-West Power Co., Ltd., 2.625%,
6/19/22(a) ..................... 977,923
675,000
NRG Energy, Inc., 3.750%, 6/15/24(a) ... 719,283
1,250,000
Sempra Energy, 4.050%, 12/1/23 ....... 1,342,274
600,000
Southern Co. (The), Series 21-A, 0.600%,
2/26/24 ....................... 598,338
825,000
WESCO Distribution, Inc., 7.125%,
6/15/25(a) ..................... 891,577
10,434,729
Electrical Equipment — 0.2%
450,000
Siemens Financieringsmaatschappij NV,
0.480%, (SOFR plus 0.43%), 3/11/24(a)
(b) ........................... 452,987
Energy Equipment & Services — 3.2%
600,000
Cheniere Corpus Christi Holdings, LLC,
7.000%, 6/30/24 ................. 687,362
900,000
Energy Transfer L.P., 4.250%, 3/15/23 ... 944,233
1,100,000
Midwest Connector Capital Co., LLC,
3.625%, 4/1/22(a) ................ 1,118,545
1,420,000
Plains All American Pipeline L.P./PAA
Finance Corp., 3.600%, 11/1/24 ...... 1,521,519
900,000
Sabine Pass Liquefaction, LLC, 6.250%,
3/15/22 ....................... 923,154
1,155,000
Williams Cos., Inc. (The), 4.500%,
11/15/23 ....................... 1,250,457
6,445,270

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Equity Real Estate Investment Trusts (REITS)
— 5.2%
$ 790,000
American Tower Corp., 5.000%, 2/15/24 . $ 876,153
700,000
Crown Castle International Corp., 3.150%,
7/15/23 ....................... 734,823
1,205,000
Jones Lang LaSalle, Inc., 4.400%, 11/15/22 1,253,259
1,000,000
Kimco Realty Corp., 2.700%, 3/1/24 .... 1,045,316
1,000,000
Ladder Capital Finance Holdings LLLP/
Ladder Capital Finance Corp., 5.250%,
10/1/25(a) ..................... 1,017,500
1,075,000
Ontario Teachers' Cadillac Fairview
Properties Trust, 3.125%, 3/20/22(a) ... 1,094,906
1,550,000
Public Storage, 0.495%, (SOFR plus
0.47%), 4/23/24(b) ............... 1,552,418
1,000,000
Retail Opportunity Investments Partnership
L.P., 5.000%, 12/15/23 ............ 1,080,660
900,000
Starwood Property Trust, Inc., 5.500%,
11/1/23(a) ..................... 942,750
1,000,000
WEA Finance, LLC, 3.150%, 4/5/22(a) .. 1,014,784
10,612,569
Food Products — 0.7%
1,250,000
Conagra Brands, Inc., 4.300%, 5/1/24 ... 1,371,126
Health Care Providers & Services — 0.6%
1,085,000
Shire Acquisitions Investments Ireland
DAC, 2.875%, 9/23/23 ............ 1,135,295
Hotels, Restaurants & Leisure — 0.4%
830,000
Prime Security Services Borrower, LLC/
Prime Finance, Inc., 5.250%, 4/15/24(a) 889,370
Insurance — 5.5%
1,300,000
Athene Global Funding, 2.800%,
5/26/23(a) ..................... 1,354,093
600,000
Brighthouse Financial Global Funding,
0.600%, 6/28/23(a) ............... 599,754
450,000
Brighthouse Financial Global Funding,
0.779%, (SOFR plus 0.76%), 4/12/24(a)
(b) ........................... 453,267
1,410,000
Fidelity National Financial, Inc., 5.500%,
9/1/22 ........................ 1,488,570
625,000
Jackson National Life Global Funding,
3.875%, 6/11/25(a) ............... 686,568
1,150,000
John Hancock Life Insurance Co., 7.375%,
2/15/24(a) ..................... 1,338,128
1,325,000
Metropolitan Life Global Funding I,
0.400%, 1/7/24(a) ................ 1,321,878
200,000
New York Life Global Funding, 1.100%,
5/5/23(a) ...................... 202,589
400,000
New York Life Global Funding, 2.900%,
1/17/24(a) ..................... 423,728
600,000
Pacific Life Global Funding II, 0.500%,
9/23/23(a) ..................... 600,572
1,275,000
Protective Life Global Funding, 0.631%,
10/13/23(a) ..................... 1,277,823
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Insurance — (continued)
$ 1,390,000
Security Benefit Global Funding, 1.250%,
5/17/24(a) ..................... $ 1,392,392
11,139,362
Media — 1.9%
1,104,000
Charter Communications Operating, LLC/
Charter Communications Operating
Capital, 4.464%, 7/23/22 ........... 1,142,926
1,175,000
Comcast Corp., 3.600%, 3/1/24 ........ 1,269,670
1,250,000
Discovery Communications, LLC, 3.800%,
3/13/24 ....................... 1,340,654
3,753,250
Metals & Mining — 0.6%
1,060,000
Freeport-McMoRan, Inc., 3.875%, 3/15/23 1,105,220
Multiline Retail — 0.4%
750,000
Dollar Tree, Inc., 3.700%, 5/15/23 ...... 792,421
Oil, Gas & Consumable Fuels — 4.2%
543,000
Cenovus Energy, Inc., 5.375%, 7/15/25 .. 621,417
1,300,000
Devon Energy Corp., 5.250%, 9/15/24(a) . 1,448,878
972,000
Diamondback Energy, Inc., 5.375%,
5/31/25 ....................... 998,730
1,381,000
HollyFrontier Corp., 2.625%, 10/1/23 ... 1,427,741
900,000
Occidental Petroleum Corp., 3.450%,
7/15/24 ....................... 918,000
1,312,000
Ovintiv Exploration, Inc., 5.375%, 1/1/26 . 1,479,098
640,000
Pioneer Natural Resources Co., 0.550%,
5/15/23 ....................... 640,541
900,000
Range Resources Corp., 5.000%, 3/15/23 . 931,500
8,465,905
Pharmaceuticals — 0.6%
1,100,000
AbbVie, Inc., 3.750%, 11/14/23 ........ 1,179,742
Road & Rail — 0.4%
825,000
Ryder System, Inc., MTN, 3.650%, 3/18/24 886,086
Semiconductors & Semiconductor Equipment
— 1.1%
825,000
Broadcom Corp./Broadcom Cayman
Finance, Ltd., 3.625%, 1/15/24 ....... 880,937
1,325,000
Microchip Technology, Inc., 0.972%,
2/15/24(a) ..................... 1,324,026
2,204,963
Software — 0.5%
1,000,000
Dell International, LLC/EMC Corp.,
5.450%, 6/15/23 ................. 1,084,753
Specialty Retail — 0.5%
940,000
7-Eleven, Inc., 0.800%, 2/10/24(a) ...... 937,737
Telecommunication Services — 0.7%
1,425,000
Verizon Communications, Inc., 0.840%,
(SOFR plus 0.79%), 3/20/26(b) ...... 1,451,241

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Tobacco — 0.6%
$ 1,200,000
BAT Capital Corp., 3.222%, 8/15/24 .... $ 1,274,688
Total Corporate Bonds
(Cost $130,955,378) .............. 132,175,697
MUNICIPAL BONDS — 10.7%
California — 1.2%
650,000
Beverly Hills Public Financing Authority,
CA, Advance Refunding, Taxable
Revenue Bonds, Series B, 0.730%,
6/1/24 ........................ 649,824
715,000
Port of Oakland, CA, Port, Airport &
Marina Revenue, Advance Refunding
Revenue Bonds, Series R, 1.081%,
5/1/24 ........................ 721,800
1,000,000
State of California, Taxable Revenue,
Group B, Current Refunding G.O.,
2.500%, 10/1/22 ................. 1,028,690
2,400,314
Florida — 1.0%
2,000,000
Florida Water Pollution Control Financing
Corp. Taxable Revenue, Series A,
Advance Refunding Revenue Bonds,
2.000%, 1/15/23 ................. 2,052,300
Hawaii — 0.1%
240,000
State of Hawaii, HI, Public Improvements,
Cash Flow Management G.O., 0.802%,
10/1/24 ....................... 240,687
Illinois — 1.3%
1,315,000
Chicago O'Hare International Airport, IL,
Refunding, Taxable Revenue Bonds,
Series D, 1.168%, 1/1/24 ........... 1,329,662
1,200,000
Chicago Transit Authority Sales Tax
Receipts Fund, IL, Advance Refunding,
Taxable Revenue Bonds, Series B,
1.708%, 12/1/22 ................. 1,217,664
2,547,326
New Jersey — 0.1%
235,000
New Jersey Turnpike Authority, Advance
Refunding Revenue Bonds, Series B,
0.638%, 1/1/24 .................. 234,948
New York — 0.5%
1,000,000
New York State Urban Development Corp.
Taxable Revenue, Series B, Economic
Improvements Revenue Bonds, 1.910%,
3/15/23 ....................... 1,023,640
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
North Carolina — 0.3%
$ 500,000
North Carolina Eastern Municipal Power
Agency, Refunding Revenue (AGM),
3.558%, 7/1/22 .................. $ 515,755
Oklahoma — 0.5%
1,075,000
Oklahoma Turnpike Authority, OK,
Highway & Fuel Sales Tax Revenue,
Advance Refunding Revenue Bonds,
Series B, 0.627%, 1/1/23 ........... 1,078,558
Pennsylvania — 1.2%
1,000,000
Allegheny County, PA, Advance Refunding,
Taxable Revenue Bonds, G.O., Series
C79, 0.694%, 11/1/23 ............. 1,006,820
985,000
Bucks County, PA, Advance Refunding,
Taxable Revenue Bonds, G.O., 0.979%,
6/1/24 ........................ 983,010
515,000
Pennsylvania State University (The), PA,
Refunding Notes, Taxable Revenue
Bonds, Series D, 1.353%, 9/1/23 ..... 524,188
2,514,018
South Carolina — 0.8%
1,500,000
City of Columbia, SC, Waterworks
& Sewer System Revenue, Taxable
Revenue-Series B, Advance Refunding
Revenue Bonds, 1.932%, 2/1/23 ...... 1,537,605
Texas — 2.5%
970,000
City of Houston, TX, Airport System
Revenue, Refunding, Taxable Revenue
Bonds, Series C, 1.054%, 7/1/23 ..... 980,175
1,250,000
City of Houston, TX, Combined Utility
System Revenue, Taxable Revenue,
Series B, Advance Refunding G.O.,
1.820%, 3/1/23 .................. 1,279,088
1,250,000
City of Houston, TX, Combined Utility
System Revenue, Taxable Revenue,
First Lien-Series C, Advance Refunding
Revenue Bonds, 1.746%, 11/15/23 .... 1,287,275
1,475,000
Texas State University System, Taxable
Revenue, Series B, Advance Refunding
Revenue Bonds, 2.043%, 3/15/23 ..... 1,514,471
5,061,009
Virginia — 1.2%
1,000,000
Hampton Roads Sanitation District,
Taxable Revenue, Sub-Series A, Advance
Refunding Revenue Bonds, 1.762%,
2/1/23 ........................ 1,020,470

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
Virginia — (continued)
$ 1,500,000
Montgomery County Economic
Development Authority, Taxable
Revenue, Virginia Tech Foundation
Economic Improvements Revenue
Bonds, 1.941%, 6/1/22 ............ $ 1,523,490
2,543,960
Total Municipal Bonds
(Cost $21,388,994) ............... 21,750,120
Shares
MONEY MARKET FUND — 0.3%
668,809
Federated Treasury Obligations Fund,
Institutional Shares, 0.01%(f) ........
668,809
Total Money Market Fund
(Cost $668,809) ................. 668,809
Total Investments — 99.5%
(Cost $199,881,350) ........................... 201,836,357
Net Other Assets (Liabilities) — 0.5% ............... 1,069,672
NET ASSETS — 100.0% .......................
$ 202,906,029
(a) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2021. The maturity date reflected is the final maturity date.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2021. The maturity date reflected is the final maturity date.
(d) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e) Security is perpetual in nature and has no stated maturity date.
(f) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
BKNT Bank Note
G.O. General Obligation
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund
June 30, 2021 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Short Duration Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2021 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund — (continued)
June 30, 2021 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2021 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Short Duration Bond Fund ............. $ 668,809(a) $ 201,167,548(b) $ — $ 201,836,357
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund — (continued)
June 30, 2021 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.